Assets held for sale - Additional Information (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 17, 2026	Jan. 28, 2026	Jun. 30, 2026	Jun. 30, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Net proceeds from sale of vessels			$ 50,450	$ 17,454
2000-Built Ethylene-Capable Semi-Refrigerated Handysize Gas Carrier
Disposal Group, Including Discontinued Operations [Line Items]
Net proceeds from sale of vessels		$ 15,900
Gain from sale		10,300
2002 Built Semi-Refrigerated Small Gas Carrier
Disposal Group, Including Discontinued Operations [Line Items]
Net proceeds from sale of vessels		4,000
Gain from sale		$ 1,800
2009-Built Semi-Refrigerated Handysize Gas Carrier
Disposal Group, Including Discontinued Operations [Line Items]
Net proceeds from sale of vessels	$ 30,500
Gain from sale	$ 15,300